Borrowings - Summary of Movements in the Group's Outstanding Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Borrowings [Roll Forward]
Beginning Borrowings	$ 960,159
Accretion/derecognition of borrowings discount	13,127
Loss on remeasurement of bonds	63,127	$ 0
Proceeds from new borrowings	67,500
Repayments of borrowings	(75,059)
Accrued interest	28,646
Amortization of deferred debt issue costs	762
Foreign currency exchange difference	(2,349)
Ending Borrowings	$ 1,055,913